T. Rowe Price European Stock Fund
SUMMARY T. Rowe Price European Stock Fund
Investment Objective
The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in Europe.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees	T. Rowe Price European Stock Fund T. Rowe Price European Stock Fund USD ($)
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	2.00%
Maximum account fee	$ 20	[1]
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	T. Rowe Price European Stock Fund T. Rowe Price European Stock Fund
Management fees	0.79%
Distribution and service (12b-1) fees	none
Other expenses	0.16%
Total annual fund operating expenses	0.95%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 year	3 years	5 years	10 years
T. Rowe Price European Stock Fund | T. Rowe Price European Stock Fund | USD ($)	97	303	525	1,166

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 47.7% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in European companies. Under normal conditions, at least five countries will be represented in the fund’s portfolio. For purposes of determining a company’s country classification, the fund uses a country assigned by MSCI, Inc. or another unaffiliated data provider. The fund expects to primarily invest in common stocks of companies located (or with primary operations) in the countries listed below (other countries may be added or listed countries may be removed):
  Primary Emphasis: Austria, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and United Kingdom.
  Others: Belgium, Czech Republic, Estonia, Hungary, Kazakhstan, Poland, Romania, Russia, and Turkey.
The fund may purchase the stocks of companies of any size. While the adviser invests with an awareness of the outlook for certain industry sectors and individual countries within the region, the adviser’s decision-making process focuses on bottom-up stock selection. Country allocation is driven largely by stock selection, though the adviser may limit investments in markets or industries that appear to have poor overall prospects.

The fund seeks to purchase the stocks of companies with quality management and strong cash flows, and does not emphasize either a growth or value bias in selecting investments. The adviser seeks stocks that the adviser believes have the most favorable combination of company fundamentals, earnings potential, and relative valuation.

In selecting investments, the fund generally favors companies with one or more of the following characteristics:
  leading or improving market position;
  attractive business niche;
  attractive or improving franchise or industry position;
  seasoned management;
  stable or improving earnings and/or cash flow; and
  sound or improving balance sheet.
The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the fund fail to produce the intended results, the fund could underperform in comparison to other funds with similar objectives and investment strategies.

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market, or because of factors that affect a particular company or industry.

International investing risk Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. International securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, international investments are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. These risks are heightened for the fund’s investments in emerging markets.

Geographic concentration risk Because the fund concentrates its investments in a particular geographic region, the fund’s performance is closely tied to the social, political, and economic conditions within that region. Political developments and changes in regulatory, tax, or economic policy in particular countries within the region could significantly affect the markets in those countries as well as the entire region. As a result, the fund is likely to be more volatile than more geographically diverse international funds.

The European financial markets have been experiencing increased volatility due to concerns over rising government debt levels of several European countries, and these events may continue to significantly affect all of Europe. European economies could be significantly affected by rising unemployment, the imposition or unexpected elimination of fiscal and monetary controls by member countries of the European Economic and Monetary Union, uncertainty surrounding the euro, and the success of governmental actions to reduce budget deficits.

Market capitalization risk Because the fund may invest in companies of any size, its share price could be more volatile than a fund that invests only in large companies. Small- and medium-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. Larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and they may be less capable of responding quickly to competitive challenges and industry changes.
Performance
The bar chart showing calendar year returns and the average annual total returns table provide some indications of the risks of investing in the fund by showing how much returns can differ from year to year and how the fund's average annual returns for certain periods compare with the returns of a relevant broad-based market index, as well as with the returns of other comparative indexes that have investment characteristics similar to those of the fund. The fund's performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
European Stock Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	25.21%
Worst Quarter	9/30/11	-23.47%

In addition, the average annual total returns table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account. In some cases, the figure shown for “returns after taxes on distributions and sale of fund shares” may be higher than the figure shown for “returns before taxes” because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.
Average Annual Total Returns Periods ended December 31, 2015
Average Annual Total Returns - T. Rowe Price European Stock Fund	1 Year	5 Years	10 Years
T. Rowe Price European Stock Fund	0.60%	7.46%	6.06%
T. Rowe Price European Stock Fund | Returns after taxes on distributions	0.02%	7.18%	5.24%
T. Rowe Price European Stock Fund | Returns after taxes on distributions and sale of fund shares	1.11%	6.07%	4.97%
MSCI Europe Index (reflects no deduction for fees, expenses, or taxes)	(2.34%)	4.48%	3.96%
Lipper European Region Funds Average	1.75%	4.75%	4.06%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.